Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 475.0
In Use	254.4
Letters of credit outstanding, amount	$ 205.7
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	2 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 125.0
In Use	72.5
Letters of credit outstanding, amount	63.5
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	35.3
Letters of credit outstanding, amount	41.1
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	76.8
Letters of credit outstanding, amount	54.1
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	69.8
Letters of credit outstanding, amount	47.0
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	25.0
In Use	19.8
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	60.0
In Use	37.5
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0
In Use	29.4
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	52.7
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	35.3
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0
In Use	39.3
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	40.4
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	60.0
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	50.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	$ 200.0